ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

	December 31,
	2024	2025
	US$’000	US$’000
Accrued operating expenses	1,145	830
Deposits	204	243
Advances from customers	323	1,299
Unrealized losses on commodity future contracts, at fair value	14	519
GST payables	5	16
	1,691	2,907